Stock-Based Awards (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014	Jul. 31, 2014	Apr. 30, 2014	Dec. 31, 2013
Stock-based awards
Granted (in shares)		753,110
Research and development expense
Stock-based awards
Allocated Share-based Compensation Expense	$ 429,468	$ 70,796
Selling and marketing expense
Stock-based awards
Allocated Share-based Compensation Expense	44,462
General and administrative expense
Stock-based awards
Allocated Share-based Compensation Expense	$ 354,119	$ 93,360
2013 Plan | Stock options
Stock-based awards
Number of shares reserved for issuance				847,533	300,000
Granted (in shares)		753,110
2014 Plan | Stock options
Stock-based awards
Number of shares reserved for issuance			333,333
Granted (in shares)	147,500
Shares available for grant	185,833
2014 Plan | Stock options | Members of the board of directors
Stock-based awards
Granted (in shares)	90,000
2014 Plan | Stock options | Outside consultant
Stock-based awards
Granted (in shares)	25,000
2014 Plan | Stock options | Employees
Stock-based awards
Granted (in shares)	32,500